UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898


Value Line Cash Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: Decembert 31, 2004

Date of reporting period: June 30, 2005

Item I. Reports to Stockholders.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 June 30, 2005
--------------------------------------------------------------------------------
                                 The Value Line


                                Cash Fund, Inc.


                               [Value Line Logo]


INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis O. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bradley T. Brooks
                    Vice President
                    Kathleen Bramlage
                    Vice President
                    David T. Henigson
                    Vice President and
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#533540

The Value Line Cash Fund, Inc.
                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 2005. The total net assets of your Fund at the end of June were $169 million; the average maturity of the Fund's holdings was 26 days.

The Cash Fund's annualized yield for the six months ended June 30, 2005 was 1.73% versus the Fund's peer group return of 1.85%, as compiled by Lipper Analytics Services(1). For the 7-day and the 30-day periods ended June 30th, the Fund's yield was 2.13% and 2.10%, respectively. Given our focus on credit quality, the Fund's performance continues to successfully fulfill its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

We continue to maintain the majority (95%) of the Fund's holdings in U.S. Government and Agency securities, first-tier corporate securities, and first-tier municipal securities. (First-tier securities refer to those assigned the highest short term rating by at least two nationally recognized ratings organizations--for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings rated below the first-tier level. In addition to our focus on first-tier securities, in evaluating corporate securities we also look for a minimum Safety Rank of 3 and a Financial

Strength Rating of B or higher, according to The Value Line Investment Survey.

The domestic economy continued to grow at a healthy 3.0% to 4.0% pace in the first half of this year. Given this situation, the Federal Reserve Board has continued down its path of measured tightening, raising the Federal Funds rate (the rate at which banks borrow and lend excess reserves to each other) to 3.25% on June 28th. After the nine measured hikes that have taken place over the last year, we believe there are only a few more rates hikes to take place during the next several Federal Reserve meetings. Given its low average maturity (26 days), the Cash Fund is well positioned to pass along these rates increases as they are implemented. Please see our accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

Thank you for investing with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

August 8, 2005

--------------------------------------------------------------------------------
(1) Lipper Money Market Funds invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days, and intend to keep a constant NAV. An investment cannot be made in a Peer Group Average.

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2

                                                  The Value Line Cash Fund, Inc.
Cash Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The mature business expansion is now moving along at a modestly more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, healthy levels of retail spending, and a solid rate of growth in industrial production. Recent trends, moreover, suggest that this mature business up cycle will continue pressing forward at a similarly moderate rate into 2006.

Helping to sustain this upturn are likely to be solid levels of activity in the housing, retail, industrial, and service sectors. Such growth will probably be accompanied by just modest rates of inflation. The wild card in this equation, meanwhile, and the reason that we are not likely to see a materially higher level of business growth, is the record high price for oil. Should that key commodity not stabilize in price, as we expect it will, the sustainability of the economic expansion, as well as the prolonged period of comparative price stability, would be threatened.

This steady, but moderate, pace of U.S. economic improvement and the accompanying stable rates of inflation will have positive ramifications. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months, without undue harm to the durability of the lengthy economic expansion.

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                                                                               3

The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         1/1/05
                                                          value            value           thru
                                                         1/1/05           6/30/05         6/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,008.60        $ 4.53
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,020.28        $ 4.56

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.
Schedule of Investments (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

    Principal                                                                                                  Value
     Amount                                                                                Maturity     (in thousands except
 (in thousands)                                                              Yield+          Date        per share amount)
----------------                                                        --------------- -------------- ---------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (87.9%)
    $  20,000    Federal Home Loan Banks ..............................       3.02%         7/5/2005          $ 19,993
       55,000    Federal Home Loan Banks ..............................       3.01          7/6/2005            54,977
       25,000    Federal Home Loan Banks ..............................       2.94          7/8/2005            24,986
       40,000    Federal Home Loan Banks ..............................       2.96         7/13/2005            39,961
        2,000    Federal Home Loan Banks ..............................       3.63          5/4/2006             2,000
        2,000    Federal Home Loan Banks ..............................       3.75         6/30/2006             2,000
        5,000    Federal Home Loan Banks ..............................       3.60         7/13/2006             5,000
-------------                                                                                                 --------
                 TOTAL U.S. GOVERNMENT AND AGENCY
      149,000    OBLIGATIONS ..........................................                                        148,917
-------------                                                                                                 --------
TAXABLE MUNICIPAL SECURITIES (7.1%)
        7,000    Mississippi Business Financial Corp., Industrial
                 Development Revenue Bonds, Series 1994, (Bryan
                 Foods, Inc. Project) Sara Lee Corp. (Weekly Put.) ....       3.38 (1)        7/6/05*            7,000
        5,000    State of Texas, Veterans Housing Assistance, Refunding
-------------
                 Bonds, Series 1994 A-2 SPA-DEPFA BANK PLC
                 (Weekly Put.) ........................................       3.30 (1)        7/6/05*            5,000
                                                                                                              --------
       12,000    TOTAL TAXABLE MUNICIPAL SECURITIES ...................                                         12,000
-------------                                                                                                 --------
                 TOTAL INVESTMENTS (95.0%)
                 (Amortized Cost $160,917,000) ........................                                        160,917
                                                                                                              --------

                        REPURCHASE AGREEMENTS (7.9%) (including accrued interest)
   7,300   Collateralized by $5,050,000 U.S. Treasury Notes 8.125%, due 8/15/21, with a value of $7,627,017 (with Morgan Stanley Dean Witter & Co., 2.80%, dated 6/30/05,
           due 7/1/05, delivery value $7,300,568) ...........................................     7,301
   6,000   Collateralized by $4,546,000 U.S. Treasury Bonds 6.625%, due 2/15/27, with a value
   -----
           of $6,255,098 (with UBS Warburg LLC, 2.75%, dated 6/30/05, due 7/1/05,
           delivery value $6,000,458) .......................................................     6,000
                                                                                                  -----
  13,300   TOTAL REPURCHASE AGREEMENTS
  ------
           (Amortized Cost $13,301,000) .....................................................    13,301
                                                                                                 ------
           EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.9%) .........................    (4,878)
                                                                                                 ------
           NET ASSETS (100%) ................................................................  $169,340
                                                                                               --------
           NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER
           OUTSTANDING SHARE ................................................................  $   1.00
                                                                                               --------

+ Rate frequency for floating rate notes at June 30, 2005: (1) Weekly. The rate shown on floating rate and discount securities represents the yield at the end of the reporting period.
* The maturity date shown is the date of the next interest rate change.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.
Statement of Assets and Liabilities
at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      Dollars
                                                                  (in thousands
                                                                    except per
                                                                   share amount)
                                                                  --------------
Assets:
Investment securities, at value (Amortized
   cost -- $160,917) ..........................................    $    160,917
Repurchase agreements (Cost -- $13,301) .......................          13,301
Cash ..........................................................             236
Interest receivable ...........................................              60
Receivable for capital shares sold ............................              57
Prepaid expenses ..............................................              43
                                                                   ------------
     Total Assets .............................................         174,614
                                                                   ------------
Liabilities:
Payable for securities purchased ..............................           5,000
Payable for capital shares repurchased ........................              80
Accrued expenses:
   Advisory fee ...............................................              56
   Service and distribution plan fees payable .................              35
   Other ......................................................             103
                                                                   ------------
     Total Liabilities ........................................           5,274
                                                                   ------------
Net Assets ....................................................    $    169,340
                                                                   ============
Net assets consist of:
Capital stock, at $.10 par value
   (authorized 2 billion shares, outstanding
   169,374,488 shares) ........................................    $     16,937
Additional paid-in capital ....................................         152,396
Undistributed net investment income ...........................              10
Accumulated net realized loss
   on investments .............................................              (3)
                                                                   ------------
Net Assets ....................................................    $    169,340
                                                                   ============
Net Asset Value, Offering and Redemption
   Price per Outstanding Share ................................    $       1.00
                                                                   ------------


Statement of Operations for the
Six Months Ended June 30, 2005 (unaudited)
------------------------------------------

                                                                      Dollars
                                                                  (in thousands)
                                                                  --------------
Investment Income:
Interest ......................................................    $      2,298
                                                                   ------------
Expenses:
Advisory fee ..................................................             352
Service and distribution plan fee .............................             220
Transfer agent fees ...........................................              97
Auditing and legal fees .......................................              27
Printing ......................................................              21
Postage .......................................................              16
Custodian fees ................................................              16
Registration and filing fees ..................................              14
Insurance .....................................................              13
Directors' fees and expenses ..................................              12
Telephone .....................................................               9
                                                                   ------------
   Total Expenses Before Custody Credits ......................             797
   Less: Custody Credits ......................................              (1)
                                                                   ------------
   Net Expenses ...............................................             796
                                                                   ------------
Net Investment Income .........................................           1,502
                                                                   ------------
Net Increase in Net Assets
   from Operations ............................................    $      1,502
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.
Statement of Changes in Net Assets
for the Six Months Ended June 30, 2005 (unaudited) and for the Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                       Six Months Ended    Year Ended
                                                         June 30, 2005     December 31,
                                                          (unaudited)         2004
                                                       ----------------   ------------
                                                             (Dollars in thousands)
Operations:
 Net investment income ..............................    $      1,502     $        875
 Net realized gain on investments ...................              --                3
                                                         ------------     ------------
 Net increase in net assets from operations .........           1,502              878
                                                         ------------     ------------
Distributions to Shareholders:
 Net investment income ..............................          (1,497)            (870)
                                                         ------------     ------------
Capital Share Transactions:
 Net proceeds from sale of shares ...................         100,614          410,944
 Net proceeds from reinvestment of dividends ........           1,484              856
                                                         ------------     ------------
                                                              102,098          411,800
 Cost of shares repurchased .........................        (107,902)        (433,737)
                                                         ------------     ------------
 Net decrease from capital share transactions .......          (5,804)         (21,937)
                                                         ------------     ------------
Total Decrease in Net Assets ........................          (5,799)         (21,929)
Net Assets:
 Beginning of period ................................         175,139          197,068
                                                         ------------     ------------
 End of period ......................................    $    169,340     $    175,139
                                                         ------------     ------------
Undistributed net investment income, at end of period    $         10     $          5
                                                         ------------     ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.
Notes to Financial Statements (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Dividends, Distributions to Shareholders and Capital Share Transactions

The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays,

--------------------------------------------------------------------------------
8

                                                  The Value Line Cash Fund, Inc.
Notes to Financial Statements (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3. Tax Information

At June 30, 2005 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $174,218,000. At June 30, 2005, there is no unrealized appreciation or depreciation of investments.

For the year ended December 31, 2004, the Fund utilized $2,801 of its carryover loss. The Fund has a net capital loss carryover at December 31, 2004 of $3,103 which will expire in the year 2011. To the extent future capital gains are offset by such losses, the Fund does not anticipate distributing any such gains to the shareholders. The tax character of the distributions paid during the six months ended June 30, 2005 and the fiscal year ended December 31, 2004, were from ordinary income.

4. Investment Advisory Contract, Management Fees, and Transactions with
   Affiliates

An advisory fee of $351,811 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2005. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $219,882 were paid or payable to the Distributor under this Plan for the six months ended June 30, 2005.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the six months ended June 30, 2005, the Fund's expenses were reduced by $710 under a custody credit agreement with the custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 26,113,505 shares of the Fund's capital stock, representing 15.4% of the outstanding shares at June 30, 2005. In addition, certain officers and directors of the Fund owned 1,066,011 shares of the Fund, representing 0.6% of the outstanding shares.

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            Six Months
                                               Ended                              Years Ended December 31,
                                           June 30, 2005   ----------------------------------------------------------------------
                                            (unaudited)       2004           2003           2002           2001           2000
                                            ==========     ==========     ==========     ==========     ==========     ==========
Net asset value, beginning of period ...    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                            ----------     ----------     ----------     ----------     ----------     ----------
 Net investment income .................          .009           .005           .004           .011           .034           .058
 Dividends from net investment income ..         (.009)         (.005)         (.004)         (.011)         (.034)         (.058)
                                            ----------     ----------     ----------     ----------     ----------     ----------
 Change in net asset value .............            --             --             --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period .........    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total return ...........................          0.86%+         0.47%          0.35%          1.06%          3.37%          5.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)    $  169,340     $  175,139     $  197,068     $  279,790     $  416,753     $  379,225
Ratio of operating expenses to average
 net assets(1) .........................          0.91%*         0.88%          0.85%          0.78%          0.78%          0.67%
Ratio of net investment income to
 average net assets ....................          1.71%*         0.43%          0.38%          1.06%          3.22%          5.64%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.

+  Not Annualized

*  Annualized

See Notes to Financial Statements.

--------------------------------------------------------------------------------
10

                                                  The Value Line Cash Fund, Inc.
Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Directors (collectively "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund's investment adviser ("Value Line") (the "Independent Directors") voting separately. The Directors have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to the Value Line's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares,
(v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund and, (5) investment management staffing, (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Directors also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance the Peer Group and the results of an index. Although the Fund underperformed its Peer Group for the one-year, three-year, five-year and 10-year periods ended December 31, 2004, the Directors concluded that the Fund's overall performance, and actions proposed to be taken by Value Line to improve performance, supported the continuation of the Agreement.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Directors

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.
Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

also engaged in discussions with senior management of Value Line responsible for investment operations. The Directors concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by a peer group of funds using data provided by an independent third party. The Board noted that the Fund's management fee was not materially higher than the average fee for the Peer Group. While the total expenses were higher than the average for the Fund's Peer Group, the Board noted that this was attributable to the relatively small size of the Fund. The Directors also concluded that the Fund's expense ratio was reasonable given the relatively small size of the Fund compared to its peer universe.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------
12

                                                  The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-------------------------- -------------------- ------------- --------------------------------- -----------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").

Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70

Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.

Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64

Francis Oakley             Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.

--------------------------------------------------------------------------------
14

                                                  The Value Line Cash Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

                                                              Principal
                                                              Occupation                          Other
                                                Length of     During the                          Directorships
Name, Address, and Age   Position               Time Served   Past 5 Years                        Held by Director
------------------------ ---------------------- ------------- ----------------------------------- -------------------
David H. Porter          Director               Since 1997    Visiting Professor of               None
5 Birch Run Drive                                             Classics, Williams College,
Saratoga Springs, NY                                          since 1999; President
12866                                                         Emeritus, Skidmore
Age 69                                                        College since 1999 and
                                                              President, 1987-1998.

Paul Craig Roberts       Director               Since 1983    Chairman, Institute for             A. Schulman Inc.
169 Pompano St.                                               Political Economy.                  (plastics)
Panama City Beach, FL
32413
Age 66

Nancy-Beth Sheerr        Director               Since 1996    Senior Financial Advisor,           None
1409 Beaumont Drive                                           Hawthorne, since 2001;
Gladwyne, PA 19035                                            Chairman, Radcliffe
Age 56                                                        College Board of Trustees.
                                                              1990-1999.

Officers
Bradley Brooks           Vice President         Since 2001    Portfolio Manager with              --
Age 43                                                        the Adviser since 1999;
                                                              Securities Analyst with
                                                              the Adviser, 1997-1999.

Kathleen Bramlage        Vice President         Since 2005    Portfolio Manager with              --
Age 46                                                        the Adviser; Municipal Analyst.

David T. Henigson        Vice President,        Since 1994    Director, Vice President and
Age 47                   Secretary and                        Compliance Officer of the
                         Treasurer                            Adviser. Director and Vice
                                                              President of the Distributor. Vice
                                                              President, Secretary, Treasurer
                                                              and Chief Compliance Officer of
                                                              each of the 14 Value Line Funds.

Howard Brecher           Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                   Assistant Treasurer                  Secretary of the Adviser.
                                                              Director and Vice President of
                                                              the Distributor.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
 The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
16

Item 2. Code of Ethics

      N/A

Item 3. Audit Committee Financial Expert.

      N/A

Item 4. Principal Accountant Fees and Services

      N/A

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       ---------------------------------
       Jean B. Buttner, President

Date:  09/06/2005
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  09/06/2005
       -------------------